Other Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Other Expense (Income) [Abstract]
Disclosure of Other Expense (Income)

	US Dollars
Figures in millions	2019	2018	2017
Care and maintenance (note 36)	47	39	62
Governmental fiscal claims, cost of old tailings operations and other expenses	21	14	15
Guinea public infrastructure contribution	8	—	—
Pension and medical defined benefit provisions	9	10	9
Royalties received	(3)	(10)	(18)
Brazilian power utility legal settlement	(16)	—	—
Retrenchment and related costs	3	6	6
Legal fees and project costs	11	16	74
Other indirect taxes	3	4	2
	83	79	150

(1) Change in disclosure from prior years. Refer note 1 for details.